UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-1884

Endowments
(Exact Name of Registrant as specified in charter)

P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Address of principal executive offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: July 31

Date of reporting period: October 31, 2005

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(name and address of agent for service)

Copies to:
Julie Allecta, Esq.
Paul, Hastings, Janofsky & Walker LLP
55 Second Street
Twenty-Fourth Floor
San Francisco, California 94105
(Counsel for the Registrant)

ITEM 1 - Schedule of Investments

[logo - CAPITAL RESEARCH AND MANAGEMENTSM]

Endowments, Growth and Income PortfolioSM
Investment portfolio
October 31, 2005		unaudited

Common stocks — 87.71%	Shares	Market value

CONSUMER STAPLES — 13.87%
Altria Group, Inc.	42,000	$ 3,152,100
Wal-Mart Stores, Inc.	53,000	2,507,430
PepsiCo, Inc.	32,000	1,890,560
Procter & Gamble Co.	20,000	1,119,800
Walgreen Co.	22,000	999,460
Coca-Cola Co.	20,000	855,600
General Mills, Inc.	15,500	748,030
L’Oréal SA	10,000	735,525
WD-40 Co.	26,000	715,780
Avon Products, Inc.	26,500	715,235
Sara Lee Corp.	37,000	660,450
		14,099,970
INFORMATION TECHNOLOGY — 13.76%
Microsoft Corp.	98,000	2,518,600
Intel Corp.	83,000	1,950,500
Texas Instruments Inc.	58,000	1,655,900
Cisco Systems, Inc.[1]	82,000	1,430,900
Nokia Corp. (ADR)	78,000	1,311,960
Oracle Corp.[1]	85,000	1,077,800
International Business Machines Corp.	12,000	982,560
Analog Devices, Inc.	20,000	695,600
Dell Inc.[1]	17,000	541,960
Linear Technology Corp.	15,000	498,150
EMC Corp.[1]	35,000	488,600
Hewlett-Packard Co.	15,000	420,600
Symbol Technologies, Inc.	50,000	415,000
		13,988,130

FINANCIALS — 12.64%
American International Group, Inc.	29,000	1,879,200
Berkshire Hathaway Inc., Class A1	20	1,718,000
American Express Co.	29,000	1,443,330
Bank of America Corp.	25,000	1,093,500
Wells Fargo & Co.	15,000	903,000
Fulton Financial Corp.	52,225	877,902
Jefferson-Pilot Corp.	15,000	823,200
Bank of New York Co., Inc.	25,000	782,250
U.S. Bancorp	25,000	739,500
SunTrust Banks, Inc.	10,000	724,800
Citigroup Inc.	15,000	686,700
St. Paul Travelers Companies, Inc.	15,000	675,450
Marsh & McLennan Companies, Inc.	17,000	495,550
		12,842,382

HEALTH CARE — 12.07%
Medtronic, Inc.	40,000	$ 2,266,400
Sanofi-Aventis	15,000	1,201,298
Roche Holding AG	8,000	1,194,604
Eli Lilly and Co.	22,000	1,095,380
Johnson & Johnson	17,000	1,064,540
Medco Health Solutions, Inc.[1]	15,000	847,500
Abbott Laboratories	18,000	774,900
Novo Nordisk A/S, Class B	15,000	768,909
Becton, Dickinson and Co.	14,000	710,500
Merck & Co., Inc.	25,000	705,500
Amgen Inc.[1]	8,000	606,080
Pfizer Inc	25,000	543,500
Bristol-Myers Squibb Co.	23,000	486,910
		12,266,021

CONSUMER DISCRETIONARY — 9.00%
Target Corp.	30,000	1,670,700
Lowe’s Companies, Inc.	27,000	1,640,790
Time Warner Inc.	78,000	1,390,740
Walt Disney Co.	54,000	1,315,980
Home Depot, Inc.	20,000	820,800
Garmin Ltd.	12,000	689,160
Gannett Co., Inc.	10,000	626,600
Gentex Corp.	30,000	564,600
TJX Companies, Inc.	20,000	430,600
		9,149,970

ENERGY — 8.18%
Exxon Mobil Corp.	52,000	2,919,280
Royal Dutch Shell PLC, Class B (ADR)	38,000	2,485,580
Chevron Corp.	35,000	1,997,450
Schlumberger Ltd.	10,000	907,700
		8,310,010

INDUSTRIALS — 7.95%
United Technologies Corp.	30,000	1,538,400
Lockheed Martin Corp.	25,000	1,514,000
General Electric Co.	40,000	1,356,400
General Dynamics Corp.	8,000	930,400
Avery Dennison Corp.	15,000	849,750
3M Co.	10,000	759,800
Illinois Tool Works Inc.	7,000	593,320
Northrop Grumman Corp.	10,000	536,500
		8,078,570

MATERIALS — 3.24%
AptarGroup, Inc.	15,000	767,850
Air Products and Chemicals, Inc.	13,000	744,120
Alcoa Inc.	25,000	607,250
International Flavors & Fragrances Inc.	18,000	593,820
International Paper Co.	20,000	583,600
		3,296,640

TELECOMMUNICATION SERVICES — 2.35%
BellSouth Corp.	35,000	910,700
Sprint Nextel Corp.	36,000	839,160
Verizon Communications Inc.	20,000	630,200
		2,380,060

UTILITIES — 2.04%
Duke Energy Corp.	30,000	794,400
NSTAR	24,000	652,800
FirstEnergy Corp.	13,267	630,183
		2,077,383

MISCELLANEOUS — 2.61%
Other common stocks in initial period of acquisition		2,644,706

Total common stocks (cost: $77,654,938)		89,133,842

	Principal amount
Convertible securities — 1.02%	(000)

INFORMATION TECHNOLOGY — 1.02%
Lucent Technologies Inc. 8.00% convertible subordinated notes 2031	$1,000	1,033,750

Total convertible securities (cost: $1,050,842)		1,033,750

Short-term securities — 10.90%

General Electric Capital Corp. 4.02% due 11/1/2005	1,900	1,899,788
Federal Home Loan Bank 3.675% due 11/18/2005	1,700	1,696,871
Pfizer Inc 3.94% due 12/5/2005[2]	1,600	1,593,868
Clipper Receivables Co., LLC 3.94% due 11/21/2005[2]	1,500	1,496,550
Estée Lauder Companies Inc. 3.80% due 11/16/2005[2]	1,400	1,397,633
Bank of New York Co., Inc. 3.93% due 11/30/2005	1,200	1,196,068
Coca-Cola Co. 3.57% due 11/7/2005	1,100	1,099,223
Gannett Co. 3.73% due 11/2/2005[2]	400	399,917
Procter & Gamble Co. 3.85% due 11/23/2005[2]	300	299,262

Total short-term securities (cost: $11,079,191)		11,079,180

Total investment securities (cost: $89,784,971)		101,246,772
Other assets less liabilities		375,958

Net assets		$101,622,730

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.
2 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $5,187,230, which represented 5.10% of the net assets of the fund.

ADR = American Depositary Receipts

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$14,233,947
Gross unrealized depreciation on investment securities	(2,772,146)
Net unrealized appreciation on investment securities	11,461,801
Cost of investment securities for federal income tax purposes	89,784,971

Endowments, Bond PortfolioSM
Investment portfolio
October 31, 2005		unaudited

	Principal amount
Bonds & notes — 88.86%	(000)	Market value

CORPORATE BONDS & NOTES — 54.01%
Financials — 21.01%
Washington Mutual, Inc. 5.625% 2007	$375	$378,167
Washington Mutual, Inc. 4.45% 2010[1]	400	400,770
Washington Mutual Bank, FA 6.875% 2011	250	269,337
Resona Bank, Ltd. 5.85% (undated)[1,2]	375	362,653
Resona Bank, Ltd. 7.191% (undated)[1,2]	250	255,141
PRICOA Global Funding I 4.20% 2010[2]	250	242,354
Prudential Holdings, LLC, Series C, 8.695% 2023[2,3]	250	313,977
CIT Group Inc. 3.65% 2007	125	122,066
CIT Group Inc. 7.375% 2007	250	258,609
CIT Group Inc. 7.75% 2012	125	141,578
J.P. Morgan Chase & Co. 5.75% 2013	125	128,592
JPM Capital Trust I, cumulative capital securities trust, 7.54% 2027	345	365,720
EOP Operating LP 4.65% 2010	200	194,813
EOP Operating LP 8.10% 2010	125	138,806
EOP Operating LP 6.75% 2012	125	133,783
Abbey National PLC 6.70% (undated)[1]	250	259,643
Abbey National PLC 7.35% (undated)[1]	200	204,498
USA Education, Inc. 5.625% 2007	125	126,361
SLM Corp., Series A, 4.50% 2010	325	317,450
Sumitomo Mitsui Banking Corp. 5.625% (undated)[1,2]	450	440,970
TuranAlem Finance BV 8.50% 2015[2]	400	409,000
AIG SunAmerica Global Financing XII 5.30% 2007[2]	275	276,903
AIG SunAmerica Global Financing VII 5.85% 2008[2]	125	127,939
SocGen Real Estate Co. LLC, Series A, 7.64% (undated)[1,2]	375	392,574
Chuo Mitsui Trust and Banking Co., Ltd. 5.506% (undated)[1,2]	350	331,997
Deutsche Bank Capital Funding Trust I, 7.872% (undated)[1,2]	300	326,238
Lazard LLC 7.125% 2015[2]	315	307,243
Banco Santander-Chile 5.375% 2014[2]	300	296,713
HBOS PLC 5.92% (undated)[1,2]	300	296,177
BNP Paribas 5.186% noncumulative (undated)[1,2]	300	288,992
Countrywide Home Loans, Inc., Series L, 4.00% 2011	300	281,861
Development Bank of Singapore Ltd. 7.875% 2009[2]	250	273,875
Downey Financial Corp. 6.50% 2014	250	252,584
Bayerische Landesbank, Series F, 2.50% 2006	250	248,084
United Overseas Bank Ltd. 5.375% 2019[1,2]	250	247,489
Citigroup Inc. 4.625% 2010	250	246,049
Berkshire Hathaway Finance Corp. 4.125% 2010	250	242,930
Liberty Mutual Group Inc. 6.50% 2035[2]	250	232,873
Hospitality Properties Trust 6.75% 2013	215	227,473
MBNA Global Capital Funding, Series B, 4.493% 2027[1]	200	196,916
Kimco Realty Corp., Series C, 4.82% 2014	200	191,611
Nationwide Mutual Insurance Co. 7.875% 2033[2]	125	148,950
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated)[1,2]	125	133,565
First Industrial, LP 6.875% 2012	125	132,758
Household Finance Corp. 6.375% 2011	125	132,212
Rouse Co. 7.20% 2012	125	130,394
United Dominion Realty Trust, Inc. 6.50% 2009	125	130,222
ReliaStar Financial Corp. 8.00% 2006	125	128,338
ProLogis Trust 7.05% 2006	125	126,524
Allstate Financial Global Funding LLC 5.25% 2007[2]	125	125,343
Monumental Global Funding Trust II, Series 2002-A, 5.20% 2007[2]	125	125,210
Simon Property Group, LP 4.875% 2010	125	123,615
Hartford Financial Services Group, Inc. 2.375% 2006	125	123,392
Mangrove Bay Pass Through Trust 6.102% 2033[1,2]	125	123,303
CNA Financial Corp. 5.85% 2014	125	122,287
John Hancock Global Funding II, Series 2004-A, 3.50% 2009[2]	125	119,554
		12,676,476

Consumer Discretionary — 9.24%
Residential Capital Corp. 6.375% 2010[2]	250	254,189
General Motors Acceptance Corp. 7.75% 2010	245	246,741
General Motors Acceptance Corp. 7.25% 2011	455	448,024
General Motors Acceptance Corp. 6.07% 2014[1]	250	235,375
Ford Motor Credit Co. 7.375% 2009	150	143,247
Ford Motor Credit Co. 7.875% 2010	650	626,267
DaimlerChrysler North America Holding Corp. 8.00% 2010	600	655,905
Comcast Cable Communications, Inc. 8.375% 2007	125	131,111
Tele-Communications, Inc. 9.80% 2012	215	260,545
Comcast Corp. 6.50% 2015	125	131,211
Toll Brothers, Inc. 6.875% 2012	125	132,470
Toll Brothers Finance Corp. 5.15% 2015[2]	200	185,526
Seminole Tribe of Florida 5.798% 2013[2]	250	248,148
MDC Holdings, Inc. 5.50% 2013	250	241,238
Harrah’s Operating Co., Inc. 5.625% 2015[2]	250	240,329
Ryland Group, Inc. 5.375% 2012	250	239,905
Centex Corp. 5.25% 2015	200	187,822
Toys “R” Us, Inc. 7.875% 2013	215	174,150
AOL Time Warner Inc. 7.625% 2031	125	141,361
Pulte Homes, Inc. 8.125% 2011	125	138,093
Univision Communications Inc. 7.85% 2011	125	137,251
Clear Channel Communications, Inc. 6.625% 2008	125	128,209
Hyatt Equities, LLC 6.875% 2007[2]	125	126,947
Carnival Corp. 3.75% 2007	125	122,301
		5,576,365

Industrials — 6.81%
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011[3]	385	367,405
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[3]	207	205,417
John Deere Capital Corp. 3.90% 2008	125	122,567
Deere & Co. 8.95% 2019	370	415,453
Northwest Airlines Trust, Series 2, Class A, 9.25% 2014[3]	136	136,802
Northwest Airlines, Inc., Series 1999-3, Class G, 7.935% 2020[3]	195	192,948
Northwest Airlines, Inc., Series 2001-1, Class A-1, 7.041% 2023[3]	179	166,768
Hutchison Whampoa International Ltd. 7.00% 2011[2]	375	402,642
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[2,3]	342	363,014
Bombardier Inc. 6.30% 2014[2]	375	326,250
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012[3]	325	325,452
Cendant Corp. 7.375% 2013	250	273,594
General Electric Capital Corp., Series A, 5.375% 2007	125	126,030
General Electric Capital Corp., Series A, 6.00% 2012	125	131,656
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012	200	193,756
Tyco International Group SA 6.375% 2011	150	157,795
Union Pacific Railroad Co. Pass Through Trust, Series 2003-1, 4.698% 2024[3]	125	118,281
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[2,3]	84	83,807
Jet Equipment Trust, Series 1994-A, 11.79% 2013[2,4]	750	75
		4,109,712

Telecommunication Services — 5.54%
AT&T Wireless Services, Inc. 7.875% 2011	200	224,182
AT&T Wireless Services, Inc. 8.125% 2012	350	403,027
Nextel Communications, Inc. 6.875% 2013	300	314,094
Nextel Communications, Inc. 7.375% 2015	250	264,830
France Télécom 8.00% 2011[1]	400	446,028
ALLTEL Corp. 4.656% 2007	300	298,649
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006	250	251,447
SBC Communications Inc. 5.10% 2014	250	241,781
Qwest Services Corp. 13.50% 2010	176	201,960
Deutsche Telekom International Finance BV 8.75% 2030[1]	125	155,456
BellSouth Corp. 5.20% 2016	150	144,906
TELUS Corp. 8.00% 2011	125	140,721
Koninklijke KPN NV 8.00% 2010	125	139,520
Telecom Italia Capital SA 4.95% 2014	125	118,817
		3,345,418

Utilities — 4.62%
FPL Energy American Wind, LLC 6.639% 2023[2,3]	267	277,947
FPL Energy National Wind, LLC 5.608% 2024[2,3]	239	236,696
Midwest Generation, LLC, Series B, 8.56% 2016[3]	95	103,189
Homer City Funding LLC 8.734% 2026[3]	297	350,212
Commonwealth Edison Co., Series 99, 3.70% 2008	125	120,981
Exelon Generation Co., LLC 6.95% 2011	300	322,788
Reliant Energy Resources Corp. 7.75% 2011	250	276,397
AES Ironwood, LLC 8.857% 2025[3]	235	266,865
NiSource Finance Corp. 7.625% 2005	250	250,262
Constellation Energy Group, Inc. 6.125% 2009	200	205,826
Duke Capital Corp. 6.25% 2013	125	129,648
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007	125	125,757
PSEG Power LLC 3.75% 2009	125	119,314
		2,785,882

Materials — 2.73%
Norske Skogindustrier ASA 7.625% 2011[2]	500	536,006
Georgia-Pacific Corp. 7.50% 2006	353	358,295
Equistar Chemicals, LP and Equistar Funding Corp. 8.75% 2009	250	261,875
Teck Cominco Ltd. 6.125% 2035	250	235,436
Weyerhaeuser Co. 6.75% 2012	125	132,534
International Paper Co. 5.85% 2012	125	125,390
		1,649,536

Health Care — 1.60%
Cardinal Health, Inc. 6.75% 2011	$250	$266,291
Cardinal Health, Inc. 4.00% 2015	200	177,334
Health Net, Inc. 9.875% 2011[1]	125	145,595
Humana Inc. 7.25% 2006	125	126,682
UnitedHealth Group Inc. 5.20% 2007	125	125,234
Amgen Inc. 4.00% 2009	125	121,118
		962,254

Energy — 1.08%
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[2,3]	300	302,250
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[2,3]	201	193,945
Devon Energy Corp. 7.95% 2032	125	156,428
		652,623

Consumer Staples — 0.96%
Delhaize America, Inc. 8.125% 2011	250	268,240
WAL-MART STORES 5.25% 2035	205	193,084
CVS Corp. 6.117% 2013[2,3]	112	115,301
		576,625

Information Technology — 0.42%
Jabil Circuit, Inc. 5.875% 2010	125	126,829
Electronic Data Systems Corp., Series B, 6.50% 2013[1]	125	126,231
		253,060

MORTGAGE- AND ASSET-BACKED OBLIGATIONS[3] — 21.82%
Fannie Mae, Series 2000-T5B, 7.30% 2010	250	274,189
Fannie Mae, Series 2001-T6B, 6.088% 2011	250	263,631
Fannie Mae 6.00% 2016	31	31,279
Fannie Mae, Series 2001-4, Class GA, 10.253% 2025[1]	50	56,126
Fannie Mae 7.00% 2026	27	28,373
Fannie Mae 6.00% 2031	500	504,180
Fannie Mae 6.50% 2031	20	20,913
Fannie Mae 7.00% 2031	16	16,251
Fannie Mae 7.50% 2031	11	11,797
Fannie Mae, Series 2001-20, Class C, 12.027% 2031[1]	47	52,997
Fannie Mae 6.00% 2034	215	216,936
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	33	34,660
Government National Mortgage Assn. 8.50% 2008	13	13,222
Government National Mortgage Assn. 10.00% 2020	61	69,917
Government National Mortgage Assn. 7.00% 2034	165	174,025
Government National Mortgage Assn. 5.50% 2035	247	246,316
Government National Mortgage Assn. 5.50% 2035	227	225,963
CWABS, Inc., Series 2004-15, Class AF-4, 4.614% 2032	382	371,278
CWABS, Inc., Series 2004-15, Class AF-5, 5.227% 2035	250	243,855
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.215% 2030[1]	250	263,600
GS Mortgage Securities Corp. II, Series 1998-C1, Class E, 7.215% 2030[1]	250	260,068
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[2]	200	194,619
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[2]	325	317,723
ARG Funding Corp., Series 2005-2, Class A-1, AMBAC insured, 4.54% 2009[2]	500	496,750
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2010[2]	250	243,125
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030	456	470,347
Freddie Mac 8.75% 2008	5	5,369
Freddie Mac 4.00% 2015	227	215,002
Freddie Mac 6.00% 2034	174	176,082
Freddie Mac, Series T-056, Class A-2A, 2.842% 2036	7	7,003
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030	375	388,406
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	235	253,127
Residential Funding Mortgage Securities I, Inc., Series 2004-SA1, Class A-II, 4.336% 2034[1]	386	377,387
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-2, 6.226% 2035	339	343,158
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[2]	299	330,922
Wells Fargo Home Equity Trust, Series 2004-2, Class AI-5, 4.89% 2028	334	324,888
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	218	212,722
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035	250	264,442
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	250	258,754
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-7, 7.05% 2009	250	255,664
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A-1, 6.07% 2035[1]	250	252,109
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-1-2, 4.268% 2035[1]	250	250,313
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 4.16% 2035[1]	250	250,000
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR1, Class A, 4.229% 2034[1]	68	66,961
Wamu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 4.34% 2045	250	250,000
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class II-A-4, 5.783% 2036	250	249,700
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	250	246,844
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	250	246,171
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	250	245,884
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	250	244,018
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039	255	243,283
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1B, 6.48% 2040	121	125,273
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	234	234,942
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[2]	218	218,024
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-B-1, 8.395% 2016	72	73,930
Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-1, 8.20% 2020	200	207,440
HarborView Mortgage Loan Trust, Series 2005-15, Class 2-A1A2 4.84% 2045[1]	200	202,000
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	125	137,878
Chase Manhattan Bank — First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class B, 7.619% 2031	125	135,768
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	125	130,284
GGP Mall Properties Trust, Series 2001-GGP1, Class A-2, 5.007% 2011[2]	120	120,693
PF Export Receivables Master Trust, Series 2001-B, MBIA insured, 6.60% 2011[2]	114	119,067
Morgan Stanley Mortgage Trust, Series 2004-3, Class 4-A, 5.702% 2034[1]	94	93,179
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class A-3, 6.869% 2029	84	86,095
Prestige Auto Receivables Trust, Series 2003-1, Class A-2, FSA insured, 2.41% 2010[2]	62	61,488
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.556% 2027[1,2]	58	58,711
Nomura Asset Securities Corp., Series 1998-D6, Class A-1A, 6.28% 2030	50	50,103
Bear Stearns ARM Trust, Series 2003-6, Class I-A-2, 4.004% 2033[1]	51	49,689
		13,164,913

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 10.48%
U.S. Treasury 3.625% 2008[5]	304	318,100
U.S. Treasury 3.625% 2009	500	486,135
U.S. Treasury 14.00% 2011	450	493,735
U.S. Treasury 2.00% 2014[5,6]	266	266,325
U.S. Treasury 12.50% 2014[6]	1,200	1,532,256
U.S. Treasury 6.875% 2025[6]	825	1,037,569
Freddie Mac 6.625% 2009	1,000	1,065,360
Freddie Mac 5.75% 2010	€250	336,035
Federal Home Loan Bank 2.375% 2006	$140	138,835
Federal Home Loan Bank 3.70% 2007	125	122,888
Federal Home Loan Bank 5.823% 2009	250	258,220
Fannie Mae 6.25% 2011	250	263,783
		6,319,241

MUNICIPALS — 1.89%
State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
Series 2003-A1, 6.25% 2033	$325	$ 357,136
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	275	291,607
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	175	173,534
State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2003, 6.125% 2024	125	138,050
State of North Carolina, Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Federally Taxable,
Series 2003-E, 5.55% 2014	125	122,621
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	58	57,698
		1,140,646

NON-U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 0.66%
Israel Government 7.50% 2014	935	218,710
United Mexican States Government Global 11.375% 2016	125	180,938
		399,648

Total bonds & notes (cost: $54,002,126)		53,612,399

Preferred stocks — 6.04%	Shares

FINANCIALS — 6.04%
Fannie Mae, Series O, 7.00% preferred[2]	15,000	825,000
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred[1,2]	375,000	394,435
BNP Paribas Capital Trust 9.003% noncumulative trust preferred[1,2]	150,000	174,316
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual preferred[1,2]	400,000	469,407
Royal Bank of Scotland Group PLC, Series 3 Preference Shares, 7.816%[1]	425,000	427,488
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred[1,2]	360,000	398,799
ING Capital Funding Trust III 8.439% noncumulative preferred[1]	250,000	284,479
NB Capital Corp., Series A, 8.35% exchangeable preferred depositary shares	10,000	268,200
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[2]	10,000	265,938
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[1,2]	125,000	138,296

Total preferred stocks (cost: $3,451,887)		3,646,358

	Principal amount
Short-term securities — 4.64%	(000)

General Electric Capital Corp. 4.02% due 11/1/2005	$1,200	1,199,866
Procter & Gamble Co. 3.85% due 11/23/2005[2]	500	498,769
Estée Lauder Companies Inc. 3.88% due 11/21/2005[2]	400	399,094
Clipper Receivables Co., LLC 3.94% due 11/21/2005[2]	400	399,080
Bank of New York Co., Inc. 3.93% due 11/30/2005	300	299,017

Total short-term securities (cost: $2,795,827)		2,795,826

Total investment securities (cost: $60,249,840)		60,054,583
Other assets less liabilities		278,752

Net assets		$60,333,335

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Coupon rate may change periodically.
2 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $16,216,361, which represented 26.88% of the net assets of the fund.
3 Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
4 Company not making scheduled interest payments; bankruptcy proceedings pending.
5 Index-linked bond whose principal amount moves with a government retail price index.
6 This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$930,980
Gross unrealized depreciation on investment securities	(1,801,021)
Net unrealized appreciation on investment securities	(870,041)
Cost of investment securities for federal income tax purposes	60,924,624

MFGEFP-985-S3165

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ENDOWMENTS

By /s/ Robert G. O'Donnell
Robert G. O'Donnell, Vice Chairman and PEO

Date: December 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Robert G. O'Donnell
Robert G. O'Donnell, Vice Chairman and PEO

Date: December 28, 2005

By /s/ Susi M. Silverman
Susi M. Silverman, Treasurer and PFO

Date: December 28, 2005